Summary of Significant Accounting Policies (Details) - Schedule of amortization of finite-lived intangible assets	Dec. 31, 2022
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	50 years
Patent [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Useful lives	10 years